Shareholder Report, Line Graph And Average Annual Return (Details) - BNY Mellon Short Term Income Fund - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 2.50%
Account Value		$ 11,102	$ 11,102	$ 11,102	$ 10,405	$ 10,327	$ 10,889	$ 10,699	$ 10,223	$ 9,874	$ 9,930	$ 9,867	$ 9,758	$ 9,750
Average Annual Return, Percent		4.06%	1.15%	1.06%
Class A | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		6.70%	1.67%	1.31%
Class D
Account Value [Line Items]
Line Graph and Table Measure Name		Class D Shares
Account Value		$ 11,440	$ 11,440	$ 11,440	10,717	10,595	11,170	10,975	10,486	10,128	10,185	10,120	10,008	10,000
Average Annual Return, Percent		6.75%	1.76%	1.35%
Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 11,502	$ 11,502	$ 11,502	10,754	10,610	11,170	10,975	10,486	10,128	10,185	10,120	10,008	10,000
Average Annual Return, Percent		6.96%	1.87%	1.41%
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y Shares
Account Value		$ 1,148,880	$ 1,148,880	$ 1,148,880	1,075,328	1,059,854	1,116,929	1,097,395	1,048,533	1,012,782	1,018,486	1,012,009	1,000,800	1,000,000
Average Annual Return, Percent		6.84%	1.85%	1.40%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Bond Index (broad-based index)
Account Value		$ 11,726	$ 11,726	$ 11,726	11,157	11,546	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Average Annual Return, Percent	[1]	5.10%	0.19%	1.61%
ICE BofA 1-5 Year U.S. Corporate/Government Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-5 Year U.S. Corporate/Government Index
Account Value		$ 11,745	$ 11,745	$ 11,745	$ 11,092	$ 11,119	$ 11,672	$ 11,608	$ 10,974	$ 10,426	$ 10,476	$ 10,435	$ 10,175	$ 10,000
Average Annual Return, Percent		5.89%	1.37%	1.62%

[1]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of July, 31, 2024.